Acquisitions of Sagtec Group SDN. BHD. (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jan. 01, 2024
Acquisitions of Sagtec Group SDN. BHD. [Line Items]
Percentage of shareholders equity			9804.00%
Sagtec Group Sdn. Bhd. [Member]
Acquisitions of Sagtec Group SDN. BHD. [Line Items]
Initial cash consideration	RM 457	$ 100